Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred income tax

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Net and comprehensive loss	$6,600	$4,927
Temporary differences of expense in connection with employee benefits	18	34
Deferred tax assets before valuation allowance	6,618	4,961
Valuation allowance	(6,618)	(4,961)
	$-	$-

Schedule of reconciliation of income tax expenses

	Year ended December 31,
	2019	2018	2017
	(U.S. dollars in thousands)

Loss before income tax	$(7,737)	$(10,189)	$(9,111)

Israeli corporate income tax rate	23%	23%	24%
Theoretical income tax benefit	(1,780)	(2,343)	(2,187)
Valuation allowance for deferred tax	1,780	2,343	2,187
Income tax expense	$-	$-	$-